Financial instruments by category (Schedule of Financial Liabilities - contractual undiscounted cash flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 25,923	$ 32,298	$ 32,051
Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	1,829	522	$ 2,815
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	37,500	27,500
Lease liabilities	8,933	9,416
Trade payables	93,435	108,977
Customer advance payments	152,000
Non-derivative financial liabilities, undiscounted cash flows	293,697	146,415
Less than 1 year [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	1,829	522
Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	27,500	27,500
Lease liabilities	3,752	6,515
Trade payables	0	0
Customer advance payments	0
Non-derivative financial liabilities, undiscounted cash flows	31,252	34,015
Between 1 and 2 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	513,750	541,250
Lease liabilities	10,032	11,719
Trade payables	0	0
Customer advance payments	0
Non-derivative financial liabilities, undiscounted cash flows	523,782	552,969
Between 2 and 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	0
Lease liabilities	18,558	25,134
Trade payables	0	0
Customer advance payments	0
Non-derivative financial liabilities, undiscounted cash flows	18,558	25,134
Over 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	$ 0	$ 0